Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The financial statements of the Plan have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties — The Plan utilizes various investment instruments, including registered investment companies (including a money market fund), collective trust funds (including a stable value fund), the Crane Company Stock Fund and the Crane NXT Stock Fund. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Investment Valuation, Investment Transactions and Income Recognition
Investment Valuation — The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investment Transactions and Income Recognition — Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as benefits paid to participants based on the terms of the Plan document.

Administrative Expenses
Administrative Expenses — Plan administrative expenses are paid out of the Plan assets or by the Company in compliance with the terms of the Plan document and ERISA guidance. Participants pay an annual recordkeeping fee as well as transaction based fees, if applicable.
All investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments. Personnel and facilities of the Company used by the Plan for its accounting and other activities are provided at no charge to the Plan.
Payments for Benefits
Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no participants who requested a distribution from the Plan, but who had not yet been paid such distribution as of December 31, 2025 and 2024.

Contributions	Contributions — Participant contributions and Company matching and non-matching contributions are recorded when withheld.